Financial Instruments - Debt (Details) € in Millions, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 256,299	$ 232,897		$ 285,058	$ 252,940
Face amount	67,216	52,369
Senior Unsecured Exchangeable Bonds
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Fair value	0
Face amount | €			€ 500
Bank loans and notes payables
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	148,204	136,824
Fair value	$ 132,174	$ 125,043